COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule Of Minimum Future Payments Due Under Operating Leases
	Premises leases	Other agreements

	US Dollars in thousands

First year	1,016	639
Second year	1,016	436
Third year	265	178
Fourth year	115	2
Fifth year and thereafter	155	3

	2,567	1,258